Consolidated Statement of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities
Net (loss) earnings	$ (158)	$ 239
Depreciation and amortization	579	531
Gain on sale of assets and other	(1)	(1)
Accretion of provisions	57	50
Decommissioning and restoration costs settled	(39)	(41)
Deferred income tax (recovery) expense	(32)	(63)
Unrealized loss from risk management activities	289	2
Unrealized foreign exchange loss (gain)	6	(29)
Provisions and contract liabilities	(32)	23
Asset impairment charges	(13)	46
Equity (loss) income, net of distributions from investments	(1)	0
Other non-cash items	(12)	1
Cash flow from operations before changes in working capital	643	758
Change in non-cash operating working capital	3	38
Cash flow from operating activities	646	796
Investing activities
Additions to property, plant and equipment (Note 19 and 37)	(249)	(311)
Additions to intangible assets (Note 21 and 37)	(11)	(10)
Restricted cash (Note 25)	(7)	(1)
Loan advances (Note 23)	(6)	(1)
Increase in long-term financial assets (Note 14)	0	(217)
Increase in long-term financial assets (Note 14)	(145)	0
Investments (Note 9)	(7)	(5)
Proceeds on sale of property, plant and equipment	8	4
Realized (loss) gain on financial instruments	(2)	1
Decrease in finance lease receivable (Note 17)	30	21
Development expenditures	(2)	(6)
Other	(4)	25
Change in non-cash investing working capital balances	(23)	(20)
Cash flow used in investing activities	(418)	(520)
Financing activities
Net (decrease) increase in borrowings under credit facilities (Note 25 and 33)	(448)	143
Repayment of long-term debt (Note 25 and 33)	(736)	(131)
Issuance of long-term debt (Note 25 and 33)	991	0
Repurchase of common shares under NCIB (Note 28)	(24)	(143)
Proceeds on issuance of common shares	3	12
Realized gain on financial instruments	2	4
Distributions paid to subsidiaries' non-controlling interests (Note 12)	(11)	(40)
Decrease in lease liabilities (Note 25 and 33)	(4)	(6)
Financing fees and other	(8)	(1)
Change in non-cash financing working capital balances	(1)	(6)
Cash flow used in financing activities	(362)	(291)
Cash flow used in operating, investing and financing activities	(134)	(15)
Effect of translation on foreign currency cash	2	4
Decrease in cash and cash equivalents	(132)	(11)
Cash and cash equivalents, beginning of year	337	348
Cash and cash equivalents, end of year	205	337
Supplemental cash flow information
Cash taxes paid	85	104
Cash interest paid	282	269
Cash interest received	28	30
Common shares
Financing activities
Dividends paid on common shares/preferred shares	(74)	(71)
Preferred shares
Financing activities
Dividends paid on common shares/preferred shares	$ (52)	$ (52)